IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 723,177	$ 715,622
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,930	7,770
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	324,168	316,610
Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	157,896	151,299
Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	48,804	50,797
Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	152,898	137,759
Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	80,912	80,502
Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	23,539	21,621
Business and government portfolios [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	139,881	125,368
Retail portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	254,522	259,128
Retail portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	74,359	73,954
Retail portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	289	286
Standardized portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	58,629	51,983
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	11,210	13,661
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	863,058	840,990
Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	464,049	441,978
Gross carrying amount [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 329,170	$ 333,368